EQUITY (Tables)	3 Months Ended
Mar. 31, 2012
EQUITY
Schedule Of Repurchase Of Common Stock

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Program	Maximum Dollar Value of Shares That May Yet Be Purchased Under the Program
	(In Thousands)		(In Thousands)	(In Millions)
May 12, 2011 through December 31, 2011	75,766	$4.94	75,766	$26
January 1, 2012 through January 31, 2012	5,308	4.93	5,308	0
Total	81,074	$4.94	81,074	$0

Schedule Of Changes In Consolidated Equity

	Tenet Healthcare Corporation Shareholders’ Equity
	Preferred Stock		Common Stock
	Shares Outstanding	Issued Amount	Shares Outstanding	Issued Par Amount	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Treasury Stock	Noncontrolling Interests	Total Equity
Balances at December 31, 2011	345,000	$334	415,026	$27	$4,407	$(52)	$(1,440)	$(1,853)	$69	$1,492
Net income	0	0	0	0	0	0	64	0	3	67
Distributions paid to noncontrolling interests	0	0	0	0	0	0	0	0	(3)	(3)
Contribution from noncontrolling interests	0	0	0	0	0	0	0	0	2	2
Other comprehensive income	0	0	0	0	0	3	0	0	0	3
Preferred stock dividends	0	0	0	0	(6)	0	0	0	0	(6)
Repurchase of common stock	0	0	(5,308)	0	0	0	0	(26)	0	(26)
Stock-based compensation expense and issuance of common stock	0	0	3,813	0	2	0	0	0	0	2
Balances at March 31, 2012	345,000	$334	413,531	$27	$4,403	$(49)	$(1,376)	$(1,879)	$71	$1,531

Balances at December 31, 2010	345,000	$334	485,783	$27	$4,449	$(43)	$(1,522)	$(1,479)	$53	$1,819
Net income	0	0	0	0	0	0	79	0	3	82
Distributions paid to noncontrolling interests	0	0	0	0	0	0	0	0	(2)	(2)
Purchases of businesses or joint venture interests	0	0	0	0	0	0	0	0	10	10
Preferred stock dividends	0	0	0	0	(6)	0	0	0	0	(6)
Stock-based compensation expense and issuance of common stock	0	0	3,554	0	5	0	0	0	0	5
Balances at March 31, 2011	345,000	$334	489,337	$27	$4,448	$(43)	$(1,443)	$(1,479)	$64	$1,908